Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2015
Property, Plant and Equipment [Abstract]
Premises and Equipment

September 30,		2015	2014
	Estimated Useful Life	(In thousands)
Land	—	$113,347	$113,353
Buildings	25 - 40	147,757	143,627
Leasehold improvements	7 - 15	10,193	8,547
Furniture, software and equipment	2 - 10	89,919	65,154
		361,216	330,681
Less accumulated depreciation and amortization		(84,969)	(73,138)
		$276,247	$257,543